Events After the Date of the Statement of Financial Position - Additional Information (Detail) S/ in Millions				12 Months Ended
	May 29, 2018 USD ($)	Mar. 31, 2018 USD ($) ft²	Mar. 28, 2018 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)	Feb. 08, 2018 PEN (S/)	Jan. 26, 2018 PEN (S/)
Stracon GyM S.A. [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership disposed in subsidiary				87.59%	87.59%
Proceeds from ownership interest disposed				S/ 41.9	$ 76,800,000
Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Area of land agreed to sell | ft²		4,208,769.24
Value of land agreed to sell | $		$ 92,600
Subsequent Event [Member] | INEN [Member]
Disclosure of non-adjusting events after reporting period [line items]
Arbitration expenses recognised | S/							S/ 1.4
Subsequent Event [Member] | GyM S A [member]
Disclosure of non-adjusting events after reporting period [line items]
Arbitration expenses recognised | S/						S/ 17.8	S/ 0.7
Subsequent Event [Member] | SEDAPAL [Member]
Disclosure of non-adjusting events after reporting period [line items]
Arbitration expenses recognised | S/						S/ 36.3
Subsequent Event [Member] | Stracon GyM S.A. [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership disposed in subsidiary			87.59%
Proceeds from ownership interest disposed | $			$ 76,800,000
Subsequent Event [Member] | Norvial S.A. [member]
Disclosure of non-adjusting events after reporting period [line items]
Monetize future dividends | $	$ 42,300,000